Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of measures of performance and other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
Year Ended December 31,	courses	courses	courses	Total allocated
2023
Net revenue	1,414,508	101,830	446,187	1,962,525
Adjusted EBITDA	576,524	53,769	212,938	843,231
% Adjusted EBITDA margin	40.76%	52.80%	47.72%	42.97%

2022
Net revenue	998,220	68,058	251,068	1,317,346
Adjusted EBITDA	387,373	38,085	99,447	524,905
% Adjusted EBITDA margin	38.81%	55.96%	39.61%	39.85%

2021
Net revenue	531,716	52,460	46,971	631,147
Adjusted EBITDA	188,936	26,898	22,103	237,937
% Adjusted EBITDA margin	35.53%	51.27%	47.06%	37.70%

The total of the reportable segments net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	Year Ended
	December 31,
	2023	2022	2021
Income before taxes	109,868	936	35,966
(+) Financial result	305,099	203,402	47,117
(+) Depreciation and amortization	212,635	150,928	54,464
(+) Interest on tuition fees paid in arrears	24,079	26,545	17,456
(+) Share-based compensation plan	(9,389)	(6,010)	14,728
(+) Other income (expenses), net	8,455	1,826	(65)
(+) Restructuring expenses	26,846	24,948	10,098
(+) M&A and Offering Expenses (i)	42,620	28,310	6,975
(+) Unallocated Operational expenses	123,018	94,020	51,198
Adjusted EBITDA allocated to segments	843,231	524,905	237,937

(i)	M&A and Offering Expenses for the year ended December 31, 2023 includes unallocated remuneration of R$ 33,879 (R$ 18,231 for the year ended December 31, 2022) regarding Unicesumar business combination.

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
Year Ended December 31,	courses	courses	courses	Unallocated	Total
2023
Net impairment losses on financial assets	234,613	17,580	11,348	-	263,541
Depreciation and amortization	94,157	3,893	92,565	22,021	212,635
Interest on tuition fees paid in arrears	20,570	1,205	2,304	-	24,079

2022
Net impairment losses on financial assets	155,931	8,026	23,577	-	187,534
Depreciation and amortization	87,623	2,542	51,019	9,744	150,928
Interest on tuition fees paid in arrears	18,498	961	7,086	-	26,545

2021
Net impairment losses on financial assets	90,063	15,666	4,960	-	110,689
Depreciation and amortization	37,226	1,563	8,972	6,703	54,464
Interest on tuition fees paid in arrears	14,199	725	2,532	-	17,456